CONSOLIDATED SCHEDULE OF INVESTMENTS

Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Media & Services – 1.1%
Facebook, Inc., Class A(A)	155	$31,907

Total Communication Services - 1.1%		31,907

Consumer Discretionary

Auto Parts & Equipment – 1.1%
Aptiv plc	319	30,300

Automobile Manufacturers – 2.1%
Subaru Corp.(B)	1,026	25,387
Suzuki Motor Corp.(B)	833	34,678
		60,065

General Merchandise Stores – 0.8%
Dollar Tree, Inc.(A)	260	24,475

Home Improvement Retail – 1.0%
Home Depot, Inc. (The)	136	29,695

Hotels, Resorts & Cruise Lines – 0.1%
Studio City International Holdings Ltd. ADR(A)(C)	203	4,061

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc.(A)	16	29,492

Leisure Products – 0.3%
Media Group Holdings LLC, Series H(A)(D)(E)(F)(G)	640	— *
Media Group Holdings LLC, Series T(A)(D)(E)(F)(G)	80	7,909
		7,909
Restaurants – 1.0%
Compass Group plc(B)	1,161	29,067

Total Consumer Discretionary - 7.4%		215,064

Consumer Staples

Household Products – 1.0%
Procter & Gamble Co. (The)	236	29,507

Hypermarkets & Super Centers – 2.1%
Wal-Mart Stores, Inc.	506	60,188

Packaged Foods & Meats – 2.5%
Danone S.A.(B)	357	29,613
Nestle S.A., Registered Shares(B)	401	43,412
		73,025

Personal Products – 1.0%
Beiersdorf Aktiengesellschaft(B)	246	29,448

Total Consumer Staples - 6.6%		192,168

Energy

Integrated Oil & Gas – 1.0%
Total S.A.(B)	546	30,130

Oil & Gas Exploration & Production – 0.9%
Canadian Natural Resources Ltd.	795	25,706

Oil & Gas Refining & Marketing – 1.1%
Reliance Industries Ltd.(B)	1,515	32,144

Oil & Gas Storage & Transportation – 0.8%
Enterprise Products Partners L.P.	788	22,178

Total Energy - 3.8%		110,158

Financials

Consumer Finance – 1.7%
ORIX Corp.(B)	2,981	49,302

Diversified Banks – 3.8%
BNP Paribas S.A.(B)	548	32,477
ICICI Bank Ltd.(B)	3,828	28,904
Kabushiki Kaisha Mitsubishi Tokyo Financial Group(B)	4,931	26,649
UniCredit S.p.A.(B)	1,555	22,668
		110,698

Life & Health Insurance – 2.6%
AIA Group Ltd.(B)	3,278	34,411
Ping An Insurance (Group) Co. of China Ltd., H Shares(B)	3,386	40,022
		74,433

Other Diversified Financial Services – 1.3%
Citigroup, Inc.	449	35,859

Total Financials - 9.4%		270,292

Health Care

Biotechnology – 0.7%
Sarepta Therapeutics, Inc.(A)(C)	147	18,973

Health Care Equipment – 1.3%
Zimmer Holdings, Inc.	240	35,945

Life Sciences Tools & Services – 0.3%
Qiagen N.V.(A)	266	9,004

Managed Health Care – 0.8%
Anthem, Inc.	80	24,112

Pharmaceuticals – 4.0%
AstraZeneca plc(B)	287	28,916
Elanco Animal Health, Inc.(A)	1,122	33,043
GlaxoSmithKline plc(B)	1,270	29,925
Merck KGaA(B)	225	26,517
		118,401

Total Health Care - 7.1%		206,435

Industrials

Aerospace & Defense – 3.0%
Airbus SE(B)	343	50,220
Northrop Grumman Corp.	108	37,224
		87,444

Construction & Engineering – 1.8%
Larsen & Toubro Ltd.(B)	1,305	23,732
Vinci(B)	264	29,305
		53,037

Construction Machinery & Heavy Trucks – 1.1%
Caterpillar, Inc.	221	32,652

Electrical Components & Equipment – 1.3%
Schneider Electric S.A.(B)	354	36,358

Industrial Conglomerates – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares(B)	524	25,585

Industrial Machinery – 0.9%
Gardner Denver Holdings, Inc.(A)	679	24,900

Railroads – 2.0%
Kansas City Southern	151	23,131
Union Pacific Corp.	195	35,284
		58,415

Trading Companies & Distributors – 0.9%
Ferguson plc(B)	305	27,641

Total Industrials - 11.9%		346,032

Information Technology

Application Software – 2.6%
Adobe, Inc.(A)	128	42,146
Intuit, Inc.	133	34,763
		76,909

Data Processing & Outsourced Services – 4.2%
Fiserv, Inc.(A)	615	71,095
Visa, Inc., Class A	265	49,813
		120,908

Electronic Equipment & Instruments – 0.8%
Keyence Corp.(B)	69	24,283

Internet Services & Infrastructure – 0.2%
VeriSign, Inc.(A)	40	7,616

IT Consulting & Other Services – 0.3%
Garter, Inc., Class A(A)	46	7,030

Semiconductor Equipment – 1.1%
ASML Holding N.V., Ordinary Shares(B)	111	32,777

Semiconductors – 4.1%
QUALCOMM, Inc.	363	32,069
Taiwan Semiconductor Manufacturing Co. Ltd.(B)	7,826	86,414
		118,483

Systems Software – 3.0%
Microsoft Corp.	549	86,600

Technology Hardware, Storage & Peripherals – 1.0%
Samsung Electronics Co. Ltd.(B)	600	28,722

Total Information Technology - 17.3%		503,328

Materials

Diversified Metals & Mining – 0.7%
Glencore International plc(B)	6,651	20,734

Total Materials - 0.7%		20,734

Real Estate

Specialized REITs – 0.3%
Equinix, Inc.	14	7,993

Total Real Estate - 0.3%		7,993

Utilities

Electric Utilities – 1.0%
E.ON AG(B)	2,792	29,706

Total Utilities - 1.0%		29,706

TOTAL COMMON STOCKS – 66.6%		$1,933,817
(Cost: $2,080,935)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Cable & Satellite – 0.7%
Altice Luxembourg S.A.,
10.500%, 5-15-27(H)	$9,387	10,702
Altice S.A.,
7.625%, 2-15-25(H)	10,085	10,488
		21,190

Integrated Telecommunication Services – 1.2%
Frontier Communications Corp.:
7.625%, 4-15-24	7,881	3,802
6.875%, 1-15-25	23,633	11,462
11.000%, 9-15-25	21,820	10,583
9.000%, 8-15-31	7,881	3,822
West Corp.,
8.500%, 10-15-25(H)	6,325	5,060
		34,729

Total Communication Services - 1.9%		55,919

Consumer Staples

Packaged Foods & Meats – 0.3%
JBS Investments II GmbH (GTD by JBS S.A.),
7.000%, 1-15-26(H)	8,112	8,824

Tobacco – 0.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
5.950%, 2-14-49	8,000	9,672

Total Consumer Staples - 0.7%		18,496

Energy

Integrated Oil & Gas – 0.9%
Petroleos Mexicanos:
6.490%, 1-23-27(H)	16,526	17,573
6.840%, 1-23-30(H)	7,943	8,470
		26,043

Oil & Gas Drilling – 0.1%
KCA Deutag UK Finance plc,
9.875%, 4-1-22(C)(H)	4,167	2,834

Oil & Gas Storage & Transportation – 0.2%
Energy Transfer Partners L.P.,
6.250%, 2-15-68	7,000	6,580

Total Energy - 1.2%		35,457

Financials

Diversified Banks – 5.0%
Barclays plc:
7.875%, 12-29-49	27,732	29,881
8.000%, 9-15-68	7,987	8,936
ING Groep N.V.,
6.875%, 12-29-49	10,519	11,244
Royal Bank of Scotland Group plc (The),
8.625%, 12-29-49	31,026	33,548
Societe Generale Group,
7.375%, 12-29-49(H)	22,277	23,614
Standard Chartered plc,
7.500%, 12-29-49(H)	14,224	15,309
UniCredit S.p.A.:
5.861%, 6-19-32(H)	15,300	15,962

7.296%, 4-2-34(H)	6,388	7,340
		145,834

Diversified Capital Markets – 1.2%
Credit Suisse Group AG:
6.375%, 2-21-68(H)	4,768	5,140
7.500%, 6-11-68(H)	10,148	11,404
7.125%, 7-29-68	18,635	20,056
		36,600

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps),
3.080%, 5-15-26(I)	11,643	11,764

Other Diversified Financial Services – 0.2%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5-1-19(H)(J)(K)	15,456	6,800

Total Financials - 6.8%		200,998

Health Care

Health Care Supplies – 0.0%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11-1-21(H)	225	232

Pharmaceuticals – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.),
2.800%, 7-21-23	7,966	7,388

Total Health Care - 0.3%		7,620

Industrials

Aerospace & Defense – 0.9%
Wolverine Escrow LLC:
8.500%, 11-15-24(H)	7,920	8,197
9.000%, 11-15-26(H)	7,919	8,295
13.125%, 11-15-27(H)	7,919	8,137
		24,629

Industrial Conglomerates – 0.3%
Cosan Ltd.,
5.500%, 9-20-29(H)	9,070	9,455

Railroads – 0.2%
Rumo Luxembourg S.a.r.l.,
7.375%, 2-9-24(H)	5,688	6,129

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC and Prime Finance, Inc.,
9.250%, 5-15-23(H)	19,307	20,248

Total Industrials - 2.1%		60,461

Information Technology

IT Consulting & Other Services – 0.4%
Atento Luxco 1 S.A.,
6.125%, 8-10-22(H)	12,711	12,520

Total Information Technology - 0.4%		12,520

Materials

Diversified Metals & Mining – 0.8%
Glencore Funding LLC:
4.125%, 3-12-24(H)	9,585	10,031

4.875%, 3-12-29(H)	10,987	11,923
		21,954
Total Materials - 0.8%		21,954

TOTAL CORPORATE DEBT SECURITIES – 14.2%		$413,425
(Cost: $413,465)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 1.0%
Ellington Financial Mortgage Trust, Series 2018-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
5.574%, 10-25-58(H)(I)	5,708	5,723
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
4.800%, 1-25-59(H)(I)	4,200	4,249
Merrill Lynch Mortgage Investors Trust, Series 1998-C1, Class F,
6.250%, 11-15-26	4,730	4,775
Verus Securitization Trust, Series 2019-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
5.311%, 2-25-59(H)(I)	12,800	13,019
		27,766

TOTAL MORTGAGE-BACKED SECURITIES – 1.0%		$27,766
(Cost: $28,068)

OTHER GOVERNMENT SECURITIES(L)

Argentina - 1.1%
Province of Buenos Aires,
7.875%, 6-15-27 (H)	7,000	2,975
Province of Mendoza,
8.375%, 5-19-24	15,788	11,762
Republic of Argentina:
4.625%, 1-11-23	24,469	12,075
6.875%, 1-26-27	3,000	1,493
5.875%, 1-11-28	7,900	3,713
		32,018

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$32,018
(Cost: $56,519)

LOANS(I)

Communication Services

Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.927%, 10-10-24	23,344	19,729

Total Communication Services - 0.7%		19,729

Energy

Oil & Gas Storage & Transportation – 0.4%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
7.040%, 3-1-26	11,382	10,898

Total Energy - 0.4%		10,898

Financials

Financial Exchanges & Data – 0.4%
Refinitiv U.S. Holdings, Inc. (ICE LIBOR plus 375 bps),
5.049%, 10-1-25	11,607	11,705

Other Diversified Financial Services – 0.0%
New Cotai LLC,
0.000%, 7-20-20(M)	26	26
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.965%, 7-20-20	42	43
5.000%, 7-20-20	42	42
		111

Property & Casualty Insurance – 1.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
6.299%, 2-28-25(G)	20,996	19,527
Hub International Ltd. (ICE LIBOR plus 300 bps),
4.690%, 4-25-25	1,921	1,918
USI, Inc. (ICE LIBOR plus 300 bps),
4.945%, 5-16-24	27,013	26,986
		48,431
Total Financials - 2.1%		60,247

Health Care

Health Care Facilities – 0.6%
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps),
6.202%, 11-16-25	7,927	7,984
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps),
5.050%, 8-31-24	10,425	10,364
		18,348

Health Care Services – 0.3%
Heartland Dental LLC,
0.000%, 4-30-25(M)	215	213
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.549%, 4-30-25	9,512	9,453
		9,666
Total Health Care - 0.9%		28,014

Information Technology

Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps),
5.990%, 12-15-24	10,603	10,386

Total Information Technology - 0.4%		10,386

Materials

Construction Materials – 0.6%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.799%, 5-31-25	19,345	18,997

Total Materials - 0.6%		18,997

TOTAL LOANS – 5.1%		$148,271
(Cost: $153,744)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.7%
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps),
3.828%, 6-25-45(I)(N)	16,708	3,126
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
4.328%, 4-25-45(I)(N)	8,260	1,679
4.308%, 4-25-46(I)(N)	19,639	3,113
4.308%, 8-25-46(I)(N)	20,843	3,436
4.458%, 6-25-48(I)(N)	45,875	8,778
		20,132

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.7%		$20,132
(Cost: $20,065)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Notes:
0.125%, 4-15-21	15,722	15,689
0.625%, 1-15-26	29,764	30,674
		46,363

Treasury Obligations - 1.4%
U.S. Treasury Bonds:
2.750%, 8-15-47	29,882	32,007
3.000%, 2-15-49	7,976	8,988
		40,995
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.0%		$87,358
(Cost: $83,281)

BULLION – 5.8%	Troy Ounces
Gold	110	166,959
(Cost: $129,554)

SHORT-TERM SECURITIES	Shares

Money Market Funds (P) - 2.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (O)	7,180	7,180
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	63,392	63,392
		70,572

TOTAL SHORT-TERM SECURITIES – 2.4%		$70,572
(Cost: $70,572)

TOTAL INVESTMENT SECURITIES – 99.9%		$2,900,318
(Cost: $3,036,203)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,672

NET ASSETS – 100.0%		$2,903,990

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	All or a portion of securities with an aggregate value of $1,441 are on loan.
(D)	Restricted securities. At December 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$447,719	$	–*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,530		7,909

			$616,249		$7,909

The total value of these securities represented 0.3% of net assets at December 31, 2019.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.
(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(G)	Securities whose value was determined using significant unobservable inputs.
(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $270,653 or 9.3% of net assets.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(N)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks
Communication Services	$31,907	$—	$—
Consumer Discretionary	147,090	60,065	7,909
Consumer Staples	119,308	72,860	—
Energy	110,158	—	—
Financials	171,673	98,619	—
Health Care	179,918	26,517	—
Industrials	346,032	—	—
Information Technology	450,323	53,005	—
Materials	20,734	—	—
Real Estate	7,993	—	—
Utilities	—	29,706	—

Total Common Stocks	$1,585,136	$340,772	$7,909
Corporate Debt Securities	—	413,425	—
Mortgage-Backed Securities	—	27,766	—
Other Government Securities	—	32,018	—
Loans	—	128,744	19,527
United States Government Agency Obligations	—	20,132	—
United States Government Obligations	—	87,358	—
Bullion	166,959	—	—
Short-Term Securities	70,572	—	—

Total	$1,822,667	$1,050,215	$27,436

During the period ended December 31, 2019, securities totaling $20,574 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2019 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets

Ivy ASF II, Ltd.	1-31-13	4-10-13	$2,903,990	166,982	5.75%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	$2,903,990	8,049	0.28%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,036,203

Gross unrealized appreciation	561,005

Gross unrealized depreciation	(696,890)

Net unrealized depreciation	$(135,885)